Risk/Return Detail Data - FidelityAdvisorFreedomFunds-AMCIZComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor Freedom® Income Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor Freedom® Income Fund seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 112 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18 % of the average value of its portfolio.
Portfolio Turnover, Rate	18.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 112 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.32%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.41%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.29%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Fidelity Advisor Freedom Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.72%	[2]
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
1 Year	644
3 Years	792
5 Years	953
10 Years	$ 1,418
2014	3.48%
2015	(0.80%)
2016	4.87%
2017	7.80%
2018	(1.94%)
2019	10.85%
2020	8.45%
2021	2.90%
2022	(11.66%)
2023	7.83%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Fidelity Advisor Freedom Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.47%	[2]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 250
3 years	465
5 years	803
10 years	1,554
1 Year	150
3 Years	465
5 Years	803
10 Years	$ 1,554
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Fidelity Advisor Freedom Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.97%	[2]
1 year	$ 445
3 years	648
5 years	868
10 years	1,498
1 Year	445
3 Years	648
5 Years	868
10 Years	$ 1,498
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Fidelity Advisor Freedom Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%	[2]
1 year	$ 48
3 years	151
5 years	263
10 years	591
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Fidelity Advisor Freedom Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.42%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[2]
1 year	$ 43
3 years	135
5 years	235
10 years	530
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Return Before Taxes | Fidelity Advisor Freedom Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.63%
Past 5 years	2.12%
Past 10 years	2.37%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Return Before Taxes | Fidelity Advisor Freedom Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.09%
Past 5 years	2.57%
Past 10 years	2.36%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Return Before Taxes | Fidelity Advisor Freedom Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.82%
Past 5 years	2.36%
Past 10 years	2.36%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Return Before Taxes | Fidelity Advisor Freedom Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.05%
Past 5 years	3.60%
Past 10 years	3.23%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | Return Before Taxes | Fidelity Advisor Freedom Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.16%
Past 5 years	3.63%
Since Inception	3.08%	[4]
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | After Taxes on Distributions | Fidelity Advisor Freedom Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	0.60%
Past 5 years	0.77%
Past 10 years	1.06%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Freedom Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.02%
Past 5 years	1.24%
Past 10 years	1.44%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom Income Fund | F0199
Risk/Return:
Label	Fidelity Freedom Income Composite Index℠
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.31%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	A Adjusted to reflect current fees.
[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From October 2, 2018 .